SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
SHARE CAPITAL
14.	SHARE CAPITAL

a)	Authorized

Unlimited number of common shares with no par value.

Unlimited number of preferred shares with no par value.

b)	Issued and Fully Paid

Common shares: 700,200,059 (December 31, 2020 – 697,216,453).

Preferred shares: nil (December 31, 2020 – nil).

c)	Warrants

The movements in warrants during the years ended December 31, 2021 and 2020 are summarized as follows:

	Number	Weighted average exercise price
Balance as at December 31, 2019	15,872,998	$0.41
Warrants issued	77,460,159	0.49
Warrants exercised	(247,500)	0.34
Balance as at December 31, 2020	93,085,657	$0.48
Warrants issued	2,100,228	0.38
Warrants exercised	(265,650)	0.33
Warrants expired	(3,027,615)	0.44
Balance as at December 31, 2021	91,892,620	$0.48

The following table summarizes information about warrants outstanding as at December 31, 2021:

Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.31	18,247,009	$0.31	1.15
$0.37	44,845,611	0.37	2.61
$0.42	50,000	0.42	1.58
$0.65	28,750,000	0.65	0.65
	91,892,620	$0.45	1.71

As a result of the TML distribution an additional 2,050,228 warrants were issued to an individual warrant holder per the terms of the convertible security adjustment provision of the warrant indenture. In addition, following the Treasury Metals distribution the exercise prices of all the outstanding warrants outstanding as at July 15, 2021 were reduced per the terms of the respective convertible security adjustment provisions of the warrant indentures.

The Warrants issued during the year ended December 31, 2021 and year ended December 31, 2020 (excluding warrants issued to First Majestic under the terms of the Silver Purchase Agreement (Note 11)) have been valued using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended	Year ended
	December 31, 2021	December 31, 2020
Risk-free interest rate	0.50%	0.85%
Expected life (years)	2 years	2.39 years
Expected volatility	63.09%	68.36%
Expected dividend yield	Nil	Nil

d)	Stock Options

The Company has adopted a stock option plan that allows for the granting of stock options to Directors, Officers, employees and certain consultants of the Company for up to 10% of the Company’s issued and outstanding common shares. Stock options granted under the plan may be subject to vesting provisions as determined by the Board of Directors.

The movements in stock options during the years ended December 31, 2021 and 2020 are summarized as follows:

	Number	Weighted average exercise price
Balance as at December 31, 2019	46,927,500	$0.57
Options granted	11,350,000	0.25
Options exercised	(3,717,500)	0.33
Options expired	(2,790,000)	0.40
Options forfeited	(5,950,000)	0.52
Balance as at December 31, 2020	45,820,000	$0.53
Options granted	12,190,000	0.23
Options exercised	(2,287,500)	0.25
Options expired	(7,820,000)	0.73
Options forfeited	(2,762,500)	0.39
Balance as at December 31, 2021	45,140,000	$0.44

The weighted average closing share price at the date of exercise for the year ended December 31, 2021 was $0.44 (December 31, 2020 – $0.53).

The following table summarizes information about the stock options outstanding as at December 31, 2021:

	Options Outstanding			Options Exercisable
Exercise price	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.25 – 0.50	33,125,000	$0.38	2.98	26,661,250	$0.38	2.67
$0.51 – 1.00	12,015,000	0.75	0.50	12,015,000	0.75	0.50
	45,140,000	$0.48	2.32	38,676,250	$0.49	2.00

During the year ended December 31, 2021, there were 12,190,000 (December 31, 2020 - 11,350,000) stock options granted with an aggregate fair value of $2,832,105 (December 31, 2020 - $1,500,411), or a weighted average fair value of $0.23 per option (December 31, 2020 – $0.13 ). As at December 31, 2021, 6,463,750 (December 31, 2020 – 5,525,000) stock options remain unvested with an aggregate grant date fair value of $1,436,689 (December 31, 2020 - $402,000).

Certain stock options granted were directly attributable to exploration and evaluation expenditures on mineral properties and were therefore capitalized to mineral properties. In addition, certain stock options were subject to vesting provisions. These two factors result in differences between the aggregate fair value of stock options granted and total share-based payments expensed during the periods. Total share-based payments expense during the years ended December 31, 2021 and 2020 was classified within the financial statements as follows:

	For the year ended December 31,
Statements of Net Loss:	2021	2020
General and administration	$1,235	$500
Exploration and evaluation	312	148
Investor relations and marketing communications	265	144
Corporate development and due diligence	186	166
Subtotal	$1,998	$958

Statements of Financial Position:
Mineral Properties	$894	$442
Total	$2,892	$1,400

The grant date fair value of the stock options recognized in the years ended December 31, 2021 and 2020 have been estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended	Year ended
	December 31, 2021	December 31, 2020
Risk-free interest rate	0.86%	1.72%
Share price at grant date (in dollars)	$0.44	$0.25
Exercise price (in dollars)	$0.41	$0.27
Expected life (years)	5.00 years	4.96 years
Expected volatility(1)	67.89%	69.10%
Forfeiture rate	7.50%	5.26%
Expected dividend yield	Nil	Nil

(1)	The computation of expected volatility was based on the Company’s historical price volatility, over a period which approximates the expected life of the option.

e)	Restricted Share Units

The Company granted Restricted Share Units ("RSUs") under its share-based compensation plan to the Company’s executive officers as part of the Company’s long-term incentive plan (“LTIP”). Unless otherwise stated, the awards typically have a graded vesting schedule over a three-year period and will be settled in equity upon vesting.

The associated compensation cost is recorded as share-based payments expense against share-based payment reserve.

The following table summarizes the changes in RSU's for the year ended December 31, 2021:

	Number	Weighted average fair value
Balance as at December 31, 2020	-	$-
Granted – February 2, 2021	1,550,000	0.40
Balance as at December 31, 2021	1,550,000	$0.40
14.	SHARE CAPITAL (Continued)

f)	Deferred Share Units

The Company granted 303,000 Deferred Share Units ("DSUs") under its share-based compensation plan to a director as part of the Company’s LTIP. DSUs have a graded vesting schedule over an 18-month period and will be settled in equity upon vesting.

The associated compensation cost is recorded as share-based payments expense against share-based payment reserve. The weighted average grant date fair value of the DSUs recognized for the year ended December 31, 2021 is $0.36.

	Number	Weighted average fair value
Balance as at December 31, 2020	-	$-
Granted – February 2, 2021	40,000	0.40
Granted – June 17, 2021	263,000	0.35
Balance as at December 31, 2021	303,000	$0.36